Shareholder Report	6 Months Ended
Feb. 28, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	MFS INSTITUTIONAL MONEY MARKET PORTFOLIO, A SERIES OF THE MFS SERIES TRUST XIV
Entity Central Index Key	0001392417
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2026
C000048969 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® InstitutionalMoney Market Portfolio
Class Name	MFS® InstitutionalMoney Market Portfolio
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Institutional Money Market Portfolio for the period of September 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
MFS Institutional Money Market Portfolio	$1	0.01%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%
Net Assets	$ 6,229,132,895
Holdings Count | Holding	63
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 2/28/26
Net Assets ($):	6,229,132,895
Total Number of Holdings:	63

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/26)
Portfolio structure
U.S. Treasury and U.S. Government Agency Securities and Equivalents	47.9%
Repurchase Agreements, collateralized by U.S. Treasury and/or U.S. Government Agency Securities	26.9%
Commercial Paper	24.0%
Fixed Income	1.2%
Composition including fixed income credit
quality
A-1+	49.6%
A-1	49.2%
U.S. Government	1.2%
Maturity breakdown
0 - 7 days	47.1%
8 - 29 days	14.8%
30 - 59 days	13.3%
60 - 89 days	11.7%
90 - 365 days	13.1%
Ratings are assigned to portfolio securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P scale. All ratings are subject to change. The fund did not hold unrated securities. The fund is not rated by these agencies.

Credit Ratings Selection [Text Block]
Ratings are assigned to portfolio securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P scale. All ratings are subject to change. The fund did not hold unrated securities. The fund is not rated by these agencies.